Document and Entity Information	Aug. 30, 2017
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2017
Registrant Name	EATON VANCE INVESTMENT TRUST
Central Index Key	0000779991
Amendment Flag	false
Document Creation Date	Aug. 30, 2017
Document Effective Date	Aug. 30, 2017
Prospectus Date	Aug. 01, 2017
Eaton Vance Floating-Rate Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	EXFLX
Eaton Vance Floating-Rate Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EILMX
Eaton Vance National Limited Maturity Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	EXNAX
Eaton Vance National Limited Maturity Municipal Income Fund | Class B
Risk/Return:
Trading Symbol	ELNAX
Eaton Vance National Limited Maturity Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	EZNAX
Eaton Vance National Limited Maturity Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EINAX
Eaton Vance New York Municipal Opportunities Fund | Class A
Risk/Return:
Trading Symbol	EXNYX
Eaton Vance New York Municipal Opportunities Fund | Class C
Risk/Return:
Trading Symbol	EZNYX
Eaton Vance New York Municipal Opportunities Fund | Class I
Risk/Return:
Trading Symbol	ENYIX
Eaton Vance Short Duration Municipal Opportunities Fund | Class A
Risk/Return:
Trading Symbol	EXMAX
Eaton Vance Short Duration Municipal Opportunities Fund | Class C
Risk/Return:
Trading Symbol	EZMAX
Eaton Vance Short Duration Municipal Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EMAIX